SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (103,149)	$ (76,899)	$ (250,009)
Weighted average common shares outstanding - Basic	45,501,016	45,000,000
Weighted average common shares outstanding - Diluted	45,501,016	45,000,000
Loss per shares - basic	$ (0.00)	$ (0.00)
Loss per shares - diluted	$ (0.00)	$ (0.00)